Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss (Details) € in Millions	Jun. 30, 2018 EUR (€)
Non trading financial assets mandatory at fair value through profit or loss Abstract
Equity Instruments Mandatorily Measured At Fair Value	€ 2,758
Debt Securities At Fair Vale Mandatorily Measured At Fair Value	290
Loans And Advances To Customers Mandatorily Measured At Fair Value	1,329
Total Non Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value	€ 4,377